Capital Stock (Details Narrative) (10-K) - USD ($)											9 Months Ended		12 Months Ended
	Oct. 11, 2019	Sep. 09, 2019	Aug. 23, 2019	Aug. 19, 2019	Jul. 05, 2019	Jun. 24, 2019	Jun. 21, 2019	May 03, 2019	Apr. 12, 2019	May 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, shares authorized											5,000,000			5,000,000	5,000,000
Preferred stock, par value											$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares issued											3			0	0
Preferred stock, shares outstanding											3			0	0
Common stock, shares authorized											195,000,000			195,000,000	195,000,000
Common stock, par value											$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued											40,444,575			27,208,356	18,000,000
Common stock, shares outstanding											40,444,575			27,208,356	18,000,000
Treasury stock, shares											410			1,650,410
Aggregate principal amount of promissory notes											$ 71,758
Number of shares issued during period, values											$ 46,500	$ 10,000		$ 10,000
2019 Stock Option and Incentive Plan [Member]
Maximum number of shares available					10,000,000						7,690,000
Number of shares issued during period					1,915,000						645,000
Stock Based Compensation											$ 198,950			2,141,790
Non-Related Third-Party Investor [Member]
Number of shares issued during period, shares								100,000
Number of shares issued during period, values								$ 10,000
Four Long-term Notes [Member]
Aggregate principal amount of promissory notes									$ 350,000
Loan Agreement [Member]
Number of shares issued during period, shares	10,000	100,000					50,000
Number of shares issued during period, values	$ 11,600	$ 100,000					$ 5,000
Shares issued, price per share	$ 1.16	$ 1.00					$ 0.10
Exclusive Licensing Agreement [Member]
Number of shares issued during period, shares						250,000
Number of shares issued during period, values						$ 25,000
Shares issued, price per share						$ 0.10
Consulting Services [Member]
Number of shares issued during period, shares			100,000
Number of shares issued during period, values			$ 150,000
Shares issued, price per share			$ 1.50
Agreement [Member]
Number of shares issuable, value														$ 25,000
Novopelle Diamond, LLC [Member]
Number of common stock for acquisition									18,000,000
Robert Holden, President, CEO and Director [Member]
Number of common stock issued for future services										3,800,000
Number of common stock recover for legal action				3,800,000
Current Shareholders [Member] | Four Exchange Agreements [Member]
Number of common stock cancelled									5,900,000
Before the Reverse Merger [Member]
Number of common stock issued for future services										10,933,356
Shares Returned to Treasury for Cancellation [Member] | Current Shareholders [Member] | Four Exchange Agreements [Member]
Number of common stock cancelled														4,250,000
Forecast [Member] | Current Shareholders [Member] | Four Exchange Agreements [Member]
Number of common stock cancelled													1,650,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized														3
Preferred stock issuance, description											The holders of Series B Preferred Stock have the same dividend rights as common stockholders on a fully converted basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company's common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices ("VWAP") of the Company's common stock, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit of 4.999% of the Company's outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.			The holders of Series A Preferred Stock have no dividend rights, liquidation preference and conversion rights. As long as any shares of Series A Preferred Stock remain issued and outstanding, the holders of Series A Preferred Stock have the right to vote on all shareholder matters equal to sixty percent (60%) of the total vote. At the option of the Company, Series A Preferred Stock is redeemable at $1.00 per share. The holders of Series B Preferred Stock have the same dividend rights as common stockholders on the fully conversion basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company's common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices ("VWAP") of the Company's common, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit as 4.999% of the Company's outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.
Series B Preferred Stock [Member]
Preferred stock, shares authorized											2,000,000			2,000,000